OAKHURST FIXED INCOME FUND
SCHEDULE OF INVESTMENTS
May 31, 2022 (Unaudited)

U.S. GOVERNMENT & AGENCIES - 18.6%	Coupon	Maturity	Par Value	Value
Federal Farm Credit Bank - 1.4%
Federal Farm Credit Bank	1.150%	08/12/30	$ 2,000,000	$ 1,666,605

Federal Home Loan Bank - 1.1%
Federal Home Loan Bank	3.250%	05/20/27	1,250,000	1,259,436

Small Business Administration - 0.0% (a)
SBA	5.720%	01/01/29	36,004	36,942

Tennessee Valley Authority - 1.0%
Tennessee Valley Authority	4.650%	06/15/35	1,100,000	1,200,876

U.S. Treasury Bonds - 8.3%
U.S. Treasury Bonds	5.250%	11/15/28	1,147,000	1,306,908
U.S. Treasury Bonds	5.250%	02/15/29	2,272,000	2,600,464
U.S. Treasury Bonds	3.000%	05/15/42	3,120,000	2,985,694
U.S. Treasury Bonds	2.500%	02/15/45	3,608,000	3,124,443
				10,017,509
U.S. Treasury Notes - 6.8%
U.S. Treasury Notes	2.375%	05/15/29	3,487,000	3,378,576
U.S. Treasury Notes	1.625%	08/15/29	2,265,000	2,087,251
U.S. Treasury Notes	1.625%	05/15/31	1,340,000	1,211,810
U.S. Treasury Notes	1.875%	02/15/32	1,585,000	1,454,733
				8,132,370

Total U.S. Government & Agencies (Cost $24,327,171)				$ 22,313,738

MUNICIPAL BONDS - 0.2%	Coupon	Maturity	Par Value	Value
California State Health Facilities Financing Authority, Revenue Bond, Series 2019, (Cost $260,000)	2.704%	06/01/30	$ 260,000	$ 237,155

ASSET-BACKED SECURITIES - 9.4%	Coupon	Maturity	Par Value	Value
Coinstar Funding, LLC, 144A, Series 2017-1-A-2	5.216%	04/25/47	$ 1,406,000	$ 1,360,388
Countrywide Asset-Backed Certificates, Series 2004-6-2-A-3 (1*1MO LIBOR + 120) (b)	2.206%	11/25/34	148,892	147,350

OAKHURST FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

ASSET-BACKED SECURITIES - 9.4% (Continued)	Coupon	Maturity	Par Value	Value
Countrywide Asset-Backed Certificates, Series 2005-1-AF-5A (c)	5.497%	07/25/35	$ 6,237	$ 6,214
DB Master Finance, LLC, 144A, Series 2021-1-A-2-II	2.493%	11/20/51	1,194,000	1,049,255
Domino's Pizza Master Issuer, LLC, 144A, Series 2015-1-A-2-II	4.474%	10/25/45	1,237,950	1,240,451
Exeter Automobile Receivables Trust, Series 2021-2-C	0.980%	06/15/26	1,000,000	967,961
Fat Brands GFG Royalty, LLC, 144A, Series 2021-1-A-2	6.000%	07/25/51	1,000,000	965,024
Flagship Credit Auto Trust, 144A, Series 2020-4-D	2.180%	02/16/27	735,000	711,255
Focus Brands Funding, LLC, 144A, Series 2018-1-A-2	5.184%	10/30/48	743,050	731,531
GLS Auto Receivables Issuer Trust, 144A, Series 2020-1-C	2.720%	11/17/25	1,250,000	1,238,684
HOA Funding, LLC, 144A, Series 2021-1-B	7.432%	08/20/51	700,000	607,445
Jack in the Box Funding, LLC, 144A, Series 2022-1-A-2-I	3.445%	02/26/52	885,550	826,116
Long Beach Mortgage Loan Trust, Series 2004-4-I-A1 (1*1MO LIBOR + 56) (b)	1.286%	10/25/34	726,683	683,726
Santander Drive Auto Receivables Trust, Series 2021-4-B	0.880%	06/15/26	796,000	768,006
Total Asset-Backed Securities (Cost $11,648,685)				$ 11,303,406

COLLATERALIZED MORTGAGE OBLIGATIONS - 32.6%	Coupon	Maturity	Par Value	Value
Federal Home Loan Mortgage Corporation - 5.0%
FHLMC, Series 2515-UP	5.500%	10/15/22	$ 1,975	$ 1,982
FHLMC, Series 3827-HA	3.500%	11/15/25	103,807	104,952
FHLMC, Series 4011-ML	3.000%	03/15/27	500,000	491,622
FHLMC, Series 2569-LD	5.500%	02/15/33	37,717	39,973
FHLMC, Series 3793-UA	4.000%	06/15/33	40,308	40,991
FHLMC, Series 5206-DV	3.500%	06/25/33	1,185,366	1,194,562
FHLMC, Pool #C9-1859	3.500%	12/01/35	269,309	273,137
FHLMC, Series 3622-WA	5.500%	09/15/39	211,001	221,927
FHLMC, Series 3843-JA	4.000%	04/15/40	15,175	15,452
FHLMC, Series 3940-PD	2.500%	02/15/41	161,177	159,151
FHLMC, Series 4226-AN	4.000%	04/15/41	41,380	41,907
FHLMC, Series 4077-AP	4.000%	01/15/42	48,189	48,483

OAKHURST FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

COLLATERALIZED MORTGAGE OBLIGATIONS - 32.6% (Continued)	Coupon	Maturity	Par Value	Value
Federal Home Loan Mortgage Corporation - 5.0% (Continued)
FHLMC, Series 4183-PA	3.500%	01/15/43	$ 60,070	$ 60,726
FHLMC, Series 4566-CA	3.000%	01/15/43	191,378	192,246
FHLMC, Series 4758-HA	4.000%	06/15/45	24,159	24,155
FHLMC, Series 5227-JQ	4.000%	04/25/47	1,246,237	1,265,381
FHLMC, Series 4753-JA	3.000%	12/15/47	131,024	126,545
FHLMC, Series 4760-A	3.000%	02/15/48	846,445	825,641
FHLMC, Series 4960-PD	2.000%	10/25/49	911,952	843,232
				5,972,065
Federal National Mortgage Association - 6.0%
FNMA, Series 2005-80-BA	5.000%	04/25/29	25,181	26,217
FNMA, Series 2009-96-DB	4.000%	11/25/29	106,070	107,853
FNMA, Pool #FM5329	2.000%	01/01/31	681,496	657,248
FNMA, Pool #MA1201	3.500%	10/01/32	115,076	116,618
FNMA, Series 2022-22-EV	4.000%	07/25/33	1,214,875	1,243,403
FNMA, Series 2004-W3-A-7	5.500%	05/25/34	645,183	677,152
FNMA, Pool #FS0862	2.500%	12/01/36	1,170,030	1,139,746
FNMA, Pool #MA0584	4.500%	10/01/40	10,183	10,183
FNMA, Series 2013-13-MA	4.000%	01/25/43	268,984	275,251
FNMA, Series 2016-49-LA	3.500%	01/25/43	198,976	199,612
FNMA, Series 2014-80-KA	2.000%	03/25/44	305,595	260,379
FNMA, Series 2016-24-HA	3.000%	04/25/44	90,521	90,043
FNMA, Series 2017-22-EC	3.000%	06/25/44	212,482	211,663
FNMA, Series 2016-89-CG	3.000%	04/25/46	152,145	148,835
FNMA, Series 2017-105-N	3.000%	01/25/48	1,572,857	1,509,736
FNMA, Series 2019-33-N	3.000%	03/25/48	364,563	360,841
FNMA, Series 2018-45-AB	3.000%	06/25/48	260,132	249,697
				7,284,477
Government National Mortgage Association - 9.7%
GNMA, Series 2020-078-CB	5.000%	09/20/34	300,866	308,998
GNMA, Series 2009-104-KA	4.500%	08/16/39	27,929	28,276
GNMA, Series 2017-084-JD	3.000%	05/20/47	45,976	45,052
GNMA, Series 2018-006-JA	2.750%	01/20/48	243,808	239,042
GNMA, Series 2019-061-KU	3.500%	05/20/49	987,100	951,300
GNMA, Series 2019-099-JC	3.000%	08/20/49	89,440	86,123
GNMA, Series 2019-152-HA	3.500%	08/20/49	226,022	221,328
GNMA, Series 2020-05-NA	3.500%	12/20/49	301,607	290,801
GNMA, Series 2020-133-A (b)	5.935%	05/01/50	301,799	328,971
GNMA, Series 2020-084-WA	3.500%	06/20/50	218,273	208,926
GNMA, Series 2020-095-NB	4.500%	07/20/50	30,547	29,420
GNMA, Series 2020-122-DP	2.500%	07/20/50	1,398,962	1,323,056
GNMA, Series 2022-078-LA	4.500%	07/20/50	1,234,219	1,274,273
GNMA, Series 2020-123-PB	2.250%	08/20/50	676,949	628,688

OAKHURST FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

COLLATERALIZED MORTGAGE OBLIGATIONS - 32.6% (Continued)	Coupon	Maturity	Par Value	Value
Government National Mortgage Association - 9.7% (Continued)
GNMA, Series 2020-133-HA	3.500%	09/20/50	$ 339,718	$ 322,532
GNMA, Series 2020-134-NP	2.500%	09/20/50	1,073,703	1,014,224
GNMA, Series 2020-183-AY	2.000%	11/20/50	1,047,895	951,659
GNMA, Series 2022-075-PA	4.000%	04/20/51	1,246,733	1,260,550
GNMA, Series 2022-20-KA	2.500%	01/20/52	1,224,846	1,163,022
GNMA, Series 2022-024-BC	4.000%	02/20/52	927,774	935,868
				11,612,109
Non-Agency - 11.9%
ABN AMRO Mortgage Corporation, Series 2003-12-1A	5.000%	12/25/33	102,211	97,951
Bank of America Funding Corporation, Series 2003-J-2-A-1 (b)	2.468%	11/25/33	286,988	267,687
Bank of America Funding Corporation, Series 2004-A-3-A-1 (b)	2.361%	02/25/34	67,484	67,367
Bear Stearns ALT-A Trust, Series 2003-6-II-A-1 (b)	2.959%	01/25/34	196,424	195,093
Countrywide Home Loans, Inc., Series 2003-49-A-9 (b)	2.572%	12/19/33	41,028	38,963
Credit Suisse First Boston Mortgage Securities Company, Series 2002-AR31-IV-A-2 (b)	2.245%	11/25/32	42,119	42,372
Credit Suisse First Boston Mortgage Securities Company, Series 2003-11-I-A-31	5.500%	06/25/33	24,858	24,581
CSMC Mortgage Trust, 144A, Series 2013-IVR1-A-2	3.000%	03/25/43	421,066	395,274
GS Mortgage-Backed Securities, 144A, Series 2021-PJ1-A-4 (b)	2.500%	06/25/51	676,105	580,951
HarborView Mortgage Loan Trust, Series 2003-1-A (b)	2.126%	05/19/33	46,817	42,569
HarborView Mortgage Loan Trust, Series 2004-4-2-A (1*1MO LIBOR + 56) (b)	1.208%	06/19/34	72,923	68,509
Impac CMB Trust, Series 2004-10-4-A-2 (1*1MO LIBOR + 94) (b)	1.946%	03/25/35	51,417	49,169
Impac CMB Trust, Series 2005-4-2-A-1 (1*1MO LIBOR + 30) (b)	1.606%	05/25/35	346,688	320,761
Impac CMB Trust, 144A, Series 2007-A-A (1*1MO LIBOR + 50) (b)	1.506%	05/25/37	315,814	305,707

OAKHURST FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

COLLATERALIZED MORTGAGE OBLIGATIONS - 32.6% (Continued)	Coupon	Maturity	Par Value	Value
Non-Agency - 11.9% (Continued)
Impac CMBTrust, 144A, Series 2007-A-M-1 (1*1MO LIBOR + 80) (b)	1.806%	05/25/37	$ 314,124	$ 302,552
Impac Secured Assets Corporation, Series 2003-3-A-1 (b)	5.200%	08/25/33	29,458	28,833
Impac Secured Assets Corporation, Series 2006-1-2-A-11 *1MO LIBOR + 70) (b)	1.706%	05/25/36	94,828	89,415
JPMorgan Alternative Loan Trust, Series 2005-A2-1-A-1 (1*1MO LIBOR + 52) (b)	1.266%	01/25/36	24,859	24,793
JPMorgan Mortgage Trust, Series 2003-A1-1-A-1 (b)	2.032%	10/25/33	114,205	108,240
JPMorgan Mortgage Trust, Series 2004-A1-4-A-1 (b)	1.687%	02/25/34	82,394	78,243
JPMorgan Mortgage Trust, Series 2004-A3-S-F-3 (b)	2.006%	06/25/34	96,520	93,155
JPMorgan Mortgage Trust, Series 2004-A4-2-A-2 (b)	2.705%	09/25/34	632,796	611,989
JPMorgan Mortgage Trust, Series 2004-A5-2-A-1 (b)	2.204%	12/25/34	30,630	31,502
JPMorgan Mortgage Trust, 144A, Series 2013-3-A-3 (b)	3.359%	07/25/43	61,176	59,369
JPMorgan Mortgage Trust, 144A, Series 2017-A-A-3 (b)	3.500%	05/25/47	125,808	120,606
JPMorgan Mortgage Trust, 144A, Series 2018-1-A-7 (b)	3.500%	06/25/48	533,095	525,688
Master Adjustable Rate Mortgage Trust, Series 2003-3-2-A-1 (b)	1.823%	09/25/33	53,510	48,470
Master Asset Securitization Trust, Series 2004-1-3-A-7	5.250%	01/25/34	44,257	42,749
Merrill Lynch Mortgage Investors Trust, Series 2004-A3-I-A (b)	2.505%	05/25/34	122,754	116,555
Merrill Lynch Mortgage Investors Trust, Series 2004-1-A-2 (1*1MO LIBOR + 90) (b)	1.906%	11/25/34	899,052	873,060
Merrill Lynch Mortgage Investors Trust, Series 2005-A1-I-A (b)	2.863%	12/25/34	249,214	256,251
Nationstar Mortgage Loan Trust, 144A, Series 2013-A-A (b)	3.750%	12/25/52	47,033	44,961
New Residential Mortgage Loan Trust, 144A, Series 2015-2-A-2 (b)	3.750%	08/25/55	231,732	224,699

OAKHURST FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

COLLATERALIZED MORTGAGE OBLIGATIONS - 32.6% (Continued)	Coupon	Maturity	Par Value	Value
Non-Agency - 11.9% (Continued)
New Residential Mortgage Loan Trust, 144A, Series 2017-3-A-1 (b)	4.000%	04/25/57	$ 261,332	$ 258,072
Opteum Mortgage Acceptance Corporation, Series 2005-5-IIA1D2 (b)	5.850%	12/25/35	32,396	32,300
Rocket Mortgage, LLC, 144A, Series 2022-1-A-5	2.500%	01/25/52	1,467,175	1,346,190
SBA Tower Trust, 144A, Series 2020-1-2-1C	1.884%	07/15/50	300,000	279,934
SBA Tower Trust, 144A, Series 2020-1-2-2C	2.328%	07/15/52	10,000	9,010
Sequoia Mortgage Trust, Series 2003-8-A-1 (1*1MO LIBOR + 64) (b)	1.247%	01/20/34	318,097	310,454
Sequoia Mortgage Trust, Series 2004-6-A-2 (1*1MO LIBOR + 56) (b)	1.154%	07/20/34	116,851	106,074
Sequoia Mortgage Trust, 144A, Series 2013-5-A-1 (b)	2.500%	05/25/43	191,110	176,673
Sequoia Mortgage Trust, Series 2013-6-A-2 (b)	3.000%	05/25/43	236,062	222,589
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-1-4-A4 (b)	2.462%	02/25/34	97,201	94,875
Structured Asset Mortgage Investments II Trust, Series 2004-AR6-A-1A (1*1MO LIBOR + 70) (b)	1.278%	02/19/35	1,094,784	1,068,191
Structured Asset Mortgage Investments, Inc., Series 2003-AR4-A-1 (1*1MO LIBOR + 70) (b)	1.254%	01/19/34	34,464	33,300
Structured Asset Mortgage Investments, Inc., Series 2004-AR4-IA1 (1*1MO LIBOR + 70) (b)	1.278%	12/19/34	73,786	70,341
Structured Asset Securities Corporation, Series 2003-9A-2-A1 (b)	2.329%	03/25/33	112,670	113,044
Structured Asset Securities Corporation, Series 2003-34A-5-A4 (b)	2.537%	11/25/33	141,779	136,906
Terwin Mortgage Trust, 144A, Series 2004-1HE-M-1	1.793%	02/25/34	337,367	326,554
Wa-Mu Mortgage Pass-Through Certificates, Series 2003-S3-III-A1	5.500%	05/25/33	27,309	26,928
Wa-Mu Mortgage Pass-Through Certificates, Series 2003-AR7-A-7 (b)	2.377%	08/25/33	516,623	494,199

OAKHURST FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

COLLATERALIZED MORTGAGE OBLIGATIONS - 32.6% (Continued)	Coupon	Maturity	Par Value	Value
Non-Agency - 11.9% (Continued)
Wa-Mu Mortgage Pass-Through Certificates, Series 2003-AR8-A (b)	2.710%	08/25/33	$ 199,867	$ 198,634
Wa-Mu Mortgage Pass-Through Certificates, Series 2002-AR2-A (1*COF 11 + 125) (b)	1.473%	02/27/34	116,803	115,381
Wa-Mu Mortgage Pass-Through Certificates, Series 2005-AR2-1-A-1A (1*1MO LIBOR + 66) (b)	1.666%	01/25/45	1,105,597	1,074,927
Wa-Mu Mortgage Pass-Through Certificates, Series 2005-AR13-A-1A3 (1*1MO LIBOR + 156) (b)	2.566%	10/25/45	178,049	175,696
Wells Fargo Alternative Loan Trust, Series 2002-1-I-A-1	6.250%	08/25/32	291,930	286,771
Wells Fargo Mortgage Mortgage-Backed Securities, 144A, Series 2021-RR1-A-3 (b)	2.500%	12/25/50	1,219,182	1,125,191
				14,260,318

Total Collateralized Mortgage Obligations (Cost $40,673,065)				$ 39,128,969

CORPORATE BONDS - 36.1%	Coupon	Maturity	Par Value	Value
Communications - 3.2%
CBS Corporation	7.875%	07/30/30	$ 765,000	$ 909,723
Expedia Group, Inc.	3.250%	02/15/30	1,085,000	958,260
Magallanes, Inc., 144A	4.054%	03/15/29	1,010,000	968,178
T-Mobile USA, Inc.	2.050%	02/15/28	1,073,000	956,945
				3,793,106
Consumer Discretionary - 1.4%
Genting NY, LLC, 144A	3.300%	02/15/26	1,025,000	934,719
Meritage Homes Corporation, 144A	3.875%	04/15/29	900,000	795,157
				1,729,876
Consumer Staples - 1.5%
Clorox Company	1.800%	05/15/30	989,000	827,295
Flowers Foods, Inc.	2.400%	03/15/31	1,128,000	947,760
				1,775,055
Energy - 1.6%
Enbridge, Inc.	3.125%	11/15/29	1,059,000	982,598
Grey Oak Pipeline, LLC, 144A	3.450%	10/15/27	1,013,000	952,205
				1,934,803

OAKHURST FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 36.1% (Continued)	Coupon	Maturity	Par Value	Value
Financials - 13.5%
AerCap Ireland Capital D.A.C.	1.750%	01/30/26	$ 980,000	$ 874,488
Antares Holdings, L.P.	3.950%	07/15/26	1,070,000	970,162
Aviation Capital Group, LLC, 144A	1.950%	01/30/26	1,102,000	985,401
Bank of America Corporation (3MO LIBOR + 104) (b)	3.419%	12/20/28	984,000	942,101
Barings BDC, Inc., 144A	3.300%	11/23/26	1,040,000	934,190
Blackstone Private Credit Fund, 144A	3.250%	03/15/27	1,050,000	928,043
Drawbridge Special Opportunities Fund, L.P., 144A	3.875%	02/15/26	937,000	867,278
Fairfax Financial Holdings Ltd.	4.850%	04/17/28	938,000	936,438
Fidelity National Financial, Inc.	3.400%	06/15/30	899,000	815,180
First American Financial Corporation	4.000%	05/15/30	1,017,000	950,919
FS KKR Capital Corporation	3.400%	01/15/26	983,000	918,143
Goldman Sachs Group, Inc.	3.800%	03/15/30	987,000	950,055
Icahn Enterprises, L.P.	4.375%	02/01/29	750,000	680,070
Jackson Financial, Inc., 144A	3.125%	11/23/31	1,100,000	922,738
M.D.C. Holdings, Inc.	3.850%	01/15/30	779,000	693,121
Owl Rock Capital Corporation	2.625%	01/15/27	1,072,000	935,827
PennyMac Mortgage Investment Trust	5.500%	11/01/24	1,000,000	980,000
Prospect Capital Corporation	3.437%	10/15/28	1,131,000	935,493
				16,219,647
Health Care - 2.0%
Bristol-Myers Squibb Company	5.875%	11/15/36	485,000	542,619
CVS Pass-Through Trust, 144A, Series 2013	4.704%	01/10/36	220,600	222,368
CVS Pass-Through Trust, 144A, Series 2014	4.163%	08/11/36	709,277	685,222
Mylan, Inc.	4.550%	04/15/28	963,000	944,715
				2,394,924
Industrials - 4.8%
Air Canada Pass-Through Certificates, 144A, Series 2013-1-A	4.125%	11/15/26	487,570	461,423
Air Canada Pass-Through Certificates, 144A, Series 2015-1-A	3.600%	09/15/28	941,554	885,456
American Airlines Group Pass-Through Certificates, Series 2019-1-AA	3.150%	08/15/33	1,139,430	1,019,790
MasTec, Inc., 144A	4.500%	08/15/28	975,000	930,029
Roper Technologies, Inc.	2.950%	09/15/29	1,035,000	942,582
U.S. Airways Pass-Through Trust, Series 2011-1-A	7.125%	04/22/25	371,034	374,858

OAKHURST FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 36.1% (Continued)	Coupon	Maturity	Par Value	Value
Industrials - 4.8% (Continued)
United Airlines Pass-Through Certificates, Series 2020-1-A	5.875%	04/15/29	$ 1,105,128	$ 1,124,178
				5,738,316
Materials - 0.8%
Georgia-Pacific, LLC	7.750%	11/15/29	780,000	958,377

Real Estate - 1.6%
American Homes 4 Rent	2.375%	07/15/31	1,128,000	932,766
Crown Castle International Corporation	4.000%	03/01/27	875,000	870,584
Public Storage	2.250%	11/09/31	130,000	111,812
				1,915,162
Technology - 4.0%
Hewlett Packard Enterprise Company	6.200%	10/15/35	857,000	940,451
Leidos, Inc.	4.375%	05/15/30	1,000,000	970,553
NXP B.V./NXP Funding, LLC	2.500%	05/11/31	1,167,000	971,922
PayPal Holdings, Inc.	2.850%	10/01/29	1,021,000	942,292
Synnex Corporation, 144A	2.375%	08/09/28	1,089,000	941,945
				4,767,163
Utilities - 1.7%
Elwood Energy, LLC	8.159%	07/05/26	545,507	545,507
Entergy New Orleans, LLC	4.000%	06/01/26	700,000	688,473
NSG Holdings, LLC, 144A	7.750%	12/15/25	851,280	851,280
				2,085,260

Total Corporate Bonds (Cost $47,977,043)				$ 43,311,689

OAKHURST FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 2.7%	Shares	Value
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Class, 0.55% (d) (Cost $3,259,831)	3,259,831	$ 3,259,831

Total Investments at Value - 99.6% (Cost $128,145,795)		$ 119,554,788

Other Assets in Excess of Liabilities - 0.4%		532,340

Net Assets - 100.0%		$ 120,087,128

144A -	Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $28,077,212 as of May 31, 2022, representing 23.4% of net assets.
COF 11 -	Cost of funds for the 11th District of San Francisco.
LIBOR -	London Interbank Offered Rate.

(a)	Percentage rounds to less than 0.1%.
(b)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of May 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.
(c)	Step Coupon. Rate shown is the coupon in effect as of May 31, 2022.
(d)	The rate shown is the 7-day effective yield as of May 31, 2022.

OAKHURST SHORT DURATION BOND FUND
SCHEDULE OF INVESTMENTS
May 31, 2022 (Unaudited)

U.S. GOVERNMENT & AGENCIES - 9.9%	Coupon	Maturity	Par Value	Value
Federal Home Loan Bank - 1.0%
Federal Home Loan Banks	3.000%	02/23/24	$ 700,000	$ 702,278

Small Business Administration - 0.0% (a)
SBA	5.080%	11/01/22	3,901	3,925
SBA	5.510%	11/01/27	28,078	28,858
				32,783
U.S. Treasury Notes - 8.9%
U.S. Treasury Notes	2.250%	04/30/24	2,000,000	1,990,938
U.S. Treasury Notes	2.500%	05/31/24	2,000,000	1,998,281
U.S. Treasury Notes	2.500%	01/31/25	2,000,000	1,989,922
				5,979,141

Total U.S. Government & Agencies (Cost $6,727,588)				$ 6,714,202

ASSET-BACKED SECURITIES - 11.2%	Coupon	Maturity	Par Value	Value
Accredited Mortgage Loan Trust, Series 2004-3-2A2 (1*1MO LIBOR + 120) (b)	2.206%	10/25/34	$ 89,140	$ 87,660
ACE Securities Corporation, Series 2003-NC1-A-2A (1*1MO LIBOR + 84) (b)	1.426%	07/25/33	234,621	214,649
Argent Securities, Inc. Series 2004-W10-A-2 (1*1MO LIBOR + 78) (b)	1.786%	10/25/34	299,108	291,136
Coinstar Funding, LLC, 144A, Series 2017-1-A-2	5.216%	04/25/47	612,750	592,872
Countrywide Asset-Backed Certificates, Series 2004-6-2-A-3 (1*1MO LIBOR + 120) (b)	2.206%	11/25/34	152,019	150,444
Countrywide Home Loans, Inc., Series 2004-6-2-A-5 (1*1MO LIBOR + 78) (b)	1.786%	11/25/34	579,813	573,199
DB Master Finance, LLC, 144A, Series 2021-1-A-2-I	2.045%	11/20/51	681,575	614,862
Domino's Pizza Master Issuer, LLC, 144A, Series 2015-1-A-2-II	4.474%	10/25/45	614,250	615,491
Drive Auto Receivables Trust, Series 2021-1-C	1.020%	06/15/27	556,000	545,598
Drive Auto Receivables Trust, Series 2020-2-D	3.050%	05/15/28	670,000	665,121

OAKHURST SHORT DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

ASSET-BACKED SECURITIES - 11.2% (Continued)	Coupon	Maturity	Par Value	Value
Fat Brands GFG Royalty, LLC, 144A, Series 2021-1-A-2	6.000%	07/25/51	$ 700,000	$ 675,517
Flagship Credit Auto Trust, 144A, Series 2020-4-C	1.280%	02/16/27	610,000	590,897
HOA Funding, LLC, 144A, Series 2021-1-B	7.432%	08/20/51	865,000	750,629
Mortgage IT Trust, Series 2005-5-A-1 (1*1MO LIBOR + 52) (b)	1.266%	12/25/35	446,278	430,616
Soundview Home Equity Loan Trust, Series 2003-2-A-2 (1*1MO LIBOR + 130) (b)	2.306%	11/25/33	257,388	253,859
Thornburg Mortgage Trust, Series 2003-4-A-1 (1*1MO LIBOR + 64)	1.326%	09/25/43	486,759	477,130
Verizon Owner Trust, Series 2019-A-A-1A	2.930%	09/20/23	2,080	2,082
Total Asset-Backed Securities (Cost $7,850,097)				$ 7,531,762

COLLATERALIZED MORTGAGE OBLIGATIONS - 35.0%	Coupon	Maturity	Par Value	Value
Federal Home Loan Mortgage Corporation - 6.1%
FHLMC, Pool #J1-2630	4.000%	07/01/25	$ 241,059	$ 246,031
FHLMC, Series 2580-PY	4.000%	03/15/33	10,698	10,772
FHLMC, Series 3664-DA	4.000%	11/15/37	393,488	401,292
FHLMC, Series 4348-ME	2.500%	06/15/39	21,945	21,993
FHLMC, Series 3597-LH	4.500%	07/15/39	207,254	211,085
FHLMC, Series 4444-CH	3.000%	01/15/41	282,327	283,555
FHLMC, Series 4312-GA	2.500%	12/15/41	75,488	74,577
FHLMC, Series 4768-E	3.500%	09/15/42	535,799	541,812
FHLMC, Series 4319-PM	3.000%	03/15/43	709,384	708,338
FHLMC, Series 4710-PA	3.000%	04/15/45	885,317	873,494
FHLMC, Series 4938-BL	2.250%	07/25/49	497,547	466,529
FHLMC, Series 4960-PD	2.000%	10/25/49	303,984	281,077
				4,120,555
Federal National Mortgage Association - 8.4%
FNMA, Series 2003-48-TC	5.000%	06/25/23	8,596	8,665
FNMA, Series 2010-112-CY	4.000%	10/25/25	107,978	109,519
FNMA, Pool #AL0300	4.500%	06/01/26	126,088	129,683
FNMA, Series 2012-41-BA	2.500%	04/25/27	376,571	372,714
FNMA, Pool #AL4309	4.000%	10/01/28	230,334	235,509
FNMA, Series 2005-80-BA	5.000%	04/25/29	88,132	91,761

OAKHURST SHORT DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

COLLATERALIZED MORTGAGE OBLIGATIONS - 35.0% (Continued)	Coupon	Maturity	Par Value	Value
Federal National Mortgage Association - 8.4% (Continued)
FNMA, Pool #MA1237	3.000%	11/01/32	$ 990,671	$ 984,836
FNMA, Series 2005-109-PC	6.000%	12/25/35	63,232	66,738
FNMA, Series 2008-17-PA	4.500%	10/25/37	148,383	150,065
FNMA, Series 2008-49-PA	5.000%	04/25/38	113,835	117,332
FNMA, Series 2010-152-DA	3.000%	05/25/39	149,319	149,945
FNMA, Series 2009-94-DA	4.500%	10/25/39	254,897	257,315
FNMA, Series 2010-109-NB	3.000%	10/25/40	832,561	813,480
FNMA, Series 2012-102-PA	4.500%	03/25/41	16,873	17,546
FNMA, Series 2012-136-PD	2.500%	11/25/42	322,729	318,906
FNMA, Series 2013-82-BP	2.750%	12/25/42	392,233	385,155
FNMA, Series 2014-80-KA	2.000%	03/25/44	94,758	80,738
FNMA, Series 2016-72-AP	4.000%	07/25/44	116,925	115,417
FNMA, Series 2018-14-PA	3.500%	04/25/47	447,606	446,709
FNMA, Series 2019-25-PA	3.000%	05/25/48	835,262	820,760
				5,672,793
Government National Mortgage Association - 3.6%
GNMA, Pool #615735X	5.000%	07/15/23	12,688	13,307
GNMA, Pool #MA5564M	3.500%	11/20/33	1,353,855	1,369,511
GNMA, Series 2011-26-PA	4.000%	07/20/40	78,516	79,319
GNMA, Series 2012-10-LD	3.000%	07/20/40	90,475	90,796
GNMA, Series 2018-131-PG	3.000%	09/20/48	108,037	105,601
GNMA, Series 2019-024-PE	3.250%	02/20/49	247,773	240,040
GNMA, Series 2019-065-EB	3.000%	05/20/49	226,907	216,343
GNMA, Series 2019-152-HA	3.500%	08/20/49	223,480	218,838
GNMA, Series 2020-095-NB	4.500%	07/20/50	85,645	82,487
				2,416,242
Non-Agency - 16.9%
Adjustable Rate Mortgage Trust, Series 2004-5-4-A-1 (b)	2.883%	04/25/35	119,886	119,952
American General Mortgage Loan Trust, 144A, Series 2006-1-A-5 (b)	5.750%	12/25/35	2,431	2,561
American Home Mortgage Investment Trust, Series 2004-3-IV-A (1*6MO LIBOR + 150) (b)	2.329%	10/25/34	715,461	717,063
American Home Mortgage Investment Trust, Series 2004-3-VI-A1 (c)	4.820%	10/25/34	21,003	21,038
Citigroup Mortgage Loan Trust, Inc., Series 2005-6-A-1 (1*H15T1Y + 210) (b)	2.190%	09/25/35	110,811	111,024
Credit Suisse First Boston Mortgage Securitization, Series 2004-6-II-A-1 (d)	0.000%	06/25/22	12,056	2

OAKHURST SHORT DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

COLLATERALIZED MORTGAGE OBLIGATIONS - 35.0% (Continued)	Coupon	Maturity	Par Value	Value
Non-Agency - 16.9% (Continued)
Credit Suisse First Boston Mortgage Securitization, Series 2004-AR2-II-A-1 (b)	2.273%	03/25/34	$ 37,298	$ 36,769
Goldman Sachs Mortgage Loan Trust, Series 2003-13-1A1 (b)	2.582%	10/25/33	91,974	94,372
Goldman Sachs Mortgage Loan Trust, Series 2004-10F-7A-1	5.500%	09/25/34	26,013	26,243
Goldman Sachs Mortgage Loan Trust, Series 2005-5F-8A-2 (1*1MO LIBOR + 50) (b)	1.506%	06/25/35	50,327	50,299
GSR Mortgage Loan Trust, Series 2003-7F-IA-4	5.250%	06/25/33	178,775	174,117
GSR Mortgage Loan Trust, Series 2005-AR6-1A-1 (b)	2.772%	09/25/35	14,935	14,766
HarborView Mortgage Loan Trust, Series 2004-4-2-A (1*1MO LIBOR + 56) (b)	1.208%	06/19/34	41,670	39,148
Impac CMB Trust, Series 2005-4-2-A-1 (1*1MO LIBOR + 30) (b)	1.606%	05/25/35	207,597	192,072
Impac CMB Trust, 144A, Series 2007-A-A (1*1MO LIBOR + 50) (b)	1.506%	05/25/37	145,765	141,100
JPMorgan Alternative Loan Trust, Series 2005-A2-1-A-1 (1*1MO LIBOR + 52) (b)	1.266%	01/25/36	86,351	86,119
JPMorgan Mortgage Trust, Series 2003-A1-4-A-5 (b)	1.984%	10/25/33	75,445	73,497
JPMorgan Mortgage Trust, 144A, Series 2018-1-A-7 (b)	3.500%	06/25/48	675,254	665,871
JPMorgan Mortgage Trust, 144A, Series 2018-8-A-3 (b)	4.000%	01/25/49	136,220	134,678
Master Adjustable Rate Mortgages Trust, Series 2004-13-2-A-1 (b)	2.703%	04/21/34	115,499	112,672
Master Adjustable Rate Mortgages Trust, Series 2004-6-4-A-6 (b)	2.326%	07/25/34	245,903	245,010
Master Seasoned Securitization Trust, Series 2005-1-1-A-1 (b)	5.910%	09/25/32	413,691	419,925
MASTR Asset Alternative Loans Trust, Series 2003-1-2-A-1	6.500%	01/25/33	353,901	350,731
MASTR Asset Securitization Trust, Series 2003-12-1-A-1	5.250%	12/25/24	34,279	34,184

OAKHURST SHORT DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

COLLATERALIZED MORTGAGE OBLIGATIONS - 35.0% (Continued)	Coupon	Maturity	Par Value	Value
Non-Agency - 16.9% (Continued)
MASTR Asset Securitization Trust, Series 2003-11-7-A-5	5.250%	12/25/33	$ 272,759	$ 269,601
Mellon Residential Funding Corporation, Series 2000-TBC2-A-1 (1*1MO LIBOR + 48) (b)	1.030%	06/15/30	700,765	673,309
MLCC Mortgage Investors, Inc., Series MLCC 2003-B-A-1 (1*1MO LIBOR + 68) (b)	1.346%	04/25/28	34,323	33,178
MLCC Mortgage Investors, Inc., Series 2003-E-A-2(1*6MO LIBOR + 66) (b)	1.486%	10/25/28	477,386	462,838
Mortgage IT Trust, Series 2004-2-M-1 (1*1MO LIBOR + 82.5) (b)	1.556%	12/25/34	564,642	539,523
Nationstar Mortgage Loan Trust, 144A, Series 2013-A-A (b)	3.750%	12/25/52	305,717	292,249
Provident Funding Mortgage Trust, 144A, Series 2019-2-A-2 (b)	3.000%	12/25/49	706,465	669,856
Rocket Mortgage, LLC, 144A, Series 2022-1-A-5	2.500%	01/25/52	978,117	897,460
Sequoia Mortgage Trust, Series 2003-5-A-1 (1*1MO LIBOR + 62) (b)	1.237%	09/20/33	1,007,083	986,296
Starwood Mortgage Residential Trust, 144A, Series 2019-INV1-A-1 (b)	2.610%	09/27/49	84,054	83,990
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-12-3-A3 (b)	2.543%	09/25/34	34,015	34,301
Structured Asset Mortgage Investments II Trust, Series 2004-AR6-A-1A (1*1MO LIBOR + 70) (b)	1.278%	02/19/35	376,611	367,463
Structured Asset Mortgage Investments, Inc., Series 2004-AR3-I-A-1 (1*1MO LIBOR + 60) (b)	1.228%	07/19/34	883,030	830,603
Structured Asset Securities Corporation, Series 2003-34A-3-A4 (b)	3.089%	11/25/33	60,618	60,729
Wa-Mu Mortgage Pass-Through Certificates, Series 2003-AR7-A-7 (b)	2.377%	08/25/33	121,838	116,550
Wa-Mu Mortgage Pass-Through Certificates, Series 2003-AR8-A (b)	2.710%	08/25/33	87,881	87,340
Wa-Mu Mortgage Pass-Through Certificates, Series 2002-AR2-A (1*COF 11 + 125) (b)	1.473%	02/27/34	21,237	20,978
Wells Fargo Mortgage-Backed Securities, Series 2004-K-II-A12 (b)	2.602%	07/25/34	12,193	12,126

OAKHURST SHORT DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

COLLATERALIZED MORTGAGE OBLIGATIONS - 35.0% (Continued)	Coupon	Maturity	Par Value	Value
Non-Agency - 16.9% (Continued)
Wells Fargo Mortgage-Backed Securities, Series 2004-K-II-A-6 (b)	2.602%	07/25/34	$ 293,826	$ 292,227
Wells Fargo Mortgage-Backed Securities, 144A, Series 2020-1-A-1 (b)	3.000%	12/25/49	852,160	797,567
				11,391,397

Total Collateralized Mortgage Obligations (Cost $24,296,296)				$ 23,600,987

CORPORATE BONDS - 37.8%	Coupon	Maturity	Par Value	Value
Communications - 1.5%
Expedia Group, Inc.	4.500%	08/15/24	$ 550,000	$ 564,715
Magallanes, Inc., 144A	3.428%	03/15/24	420,000	417,670
				982,385
Consumer Discretionary - 2.0%
AutoNation, Inc.	3.500%	11/15/24	550,000	546,361
AutoNation, Inc.	4.500%	10/01/25	650,000	660,094
Genuine Parts Company	1.750%	02/01/25	174,000	165,237
				1,371,692
Consumer Staples - 1.0%
Whole Foods Markets, Inc.	5.200%	12/03/25	650,000	691,157

Energy - 3.5%
Devon Energy Corporation	5.250%	09/15/24	550,000	567,911
Grey Oak Pipeline, LLC, 144A	2.000%	09/15/23	550,000	539,538
Kinder Morgan, Inc.	4.300%	06/01/25	600,000	608,284
Newfield Exploration Company	5.375%	01/01/26	650,000	672,604
				2,388,337
Financials - 16.7%
AerCap Ireland Capital D.A.C.	4.500%	09/15/23	550,000	552,047
Ally Financial, Inc.	3.875%	05/21/24	550,000	553,481
Antares Holdings L.P., 144A	8.500%	05/18/25	525,000	549,540
Ares Capital Corporation	4.250%	03/01/25	550,000	540,098
Aspen Insurance Holdings Ltd.	4.650%	11/15/23	550,000	555,392
Athene Global Funding, 144A	2.750%	06/25/24	550,000	537,937
Aviation Capital Group, LLC, 144A	4.125%	08/01/25	575,000	560,829
Blackstone Private Credit Fund, 144A	2.350%	11/22/24	650,000	609,687
Fairfax Financial Holdings Ltd., 144A	4.875%	08/13/24	600,000	609,950
Fidelity & Guaranty Life Holdings, Inc., 144A	5.500%	05/01/25	550,000	568,841
First Horizon National Corporation	4.000%	05/26/25	550,000	552,141
FS KKR Capital Corporation	4.625%	07/15/24	575,000	572,787

OAKHURST SHORT DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 37.8% (Continued)	Coupon	Maturity	Par Value	Value
Financials - 16.7% (Continued)
Goldman Sachs BDC, Inc.	3.750%	02/10/25	$ 550,000	$ 543,311
Goldman Sachs Group, Inc.	3.500%	01/23/25	550,000	550,960
Icahn Enterprises, L.P.	4.750%	09/15/24	400,000	398,934
JP Morgan Chase & Company	3.875%	09/10/24	565,000	572,974
Morgan Stanley, Series F	4.000%	07/23/25	550,000	555,680
Owl Rock Capital Corporation	5.250%	04/15/24	550,000	558,958
PennyMac Mortgage Investment Trust	5.500%	11/01/24	650,000	637,000
Wells Fargo & Company	3.908%	04/25/26	650,000	650,897
				11,231,444
Industrials - 3.6%
Air Canada Pass-Through Certificates, 144A, Series 2013-1-A	4.125%	11/15/26	759,896	719,145
American Airlines Group Pass-Through Certificates, Series 2013-1-A	4.000%	01/15/27	455,397	421,301
Delta Air Lines Pass-Through Certificates, Series 2019-1-A	3.404%	10/25/25	146,000	142,974
Ryder System, Inc., Series MTN	4.625%	06/01/25	550,000	558,643
Southwest Airlines Company	5.250%	05/04/25	550,000	572,413
				2,414,476
Real Estate - 1.4%
American Tower Corporation	4.000%	06/01/25	550,000	552,460
Public Storage	1.500%	11/09/26	400,000	366,861
				919,321
Technology - 5.5%
Dell International, LLC	5.850%	07/15/25	550,000	578,068
KLA Corporation	4.650%	11/01/24	650,000	670,150
Leidos, Inc.	3.625%	05/15/25	610,000	606,440
Microchip Technology, Inc.	4.250%	09/01/25	663,000	659,599
Oracle Corporation	2.950%	05/15/25	600,000	585,981
Synnex Corporation, 144A	1.250%	08/09/24	659,000	620,324
				3,720,562
Utilities - 2.6%
Elwood Energy, LLC	8.159%	07/05/26	495,540	495,540
Entergy New Orleans, LLC	4.000%	06/01/26	625,000	614,708
NSG Holdings, LLC, 144A	7.750%	12/15/25	659,850	659,850
				1,770,098

Total Corporate Bonds (Cost $26,401,751)				$ 25,489,472

OAKHURST SHORT DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 6.7%	Shares	Value
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Class, 0.55% (e) (Cost $4,498,872)	4,498,872	$ 4,498,872

Total Investments at Value - 100.6% (Cost $69,774,604)		$ 67,835,295

Liabilities in Excess of Other Assets - (0.6%)		(383,898)

Net Assets - 100.0%		$ 67,451,397

144A -	Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $13,918,911 as of May 31, 2022, representing 20.6% of net assets.
COF 11 -	Cost of funds for the 11th District of San Francisco.
H15T1Y -	U.S. Treasury yield curve rate for U.S. Treasury note with a constant maturity of 1 year.
LIBOR -	London Interbank Offered Rate.

(a)	Percentage rounds to less than 0.1%.
(b)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of May 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.
(c)	Step Coupon. Rate shown is the coupon in effect as of May 31, 2022.
(d)	Illiquid security. Total value of illiquid securities held as of May 31, 2022 was $2, representing 0.0% (a) of net assets.
(e)	The rate shown is the 7-day effective yield as of May 31, 2022.

OAKHURST SHORT DURATION HIGH YIELD CREDIT FUND
SCHEDULE OF INVESTMENTS
May 31, 2022 (Unaudited)

ASSET-BACKED SECURITIES - 6.1%	Coupon	Maturity	Par Value	Value
Coinstar Funding, LLC, 144A, Series 2017-1-A-2	5.216%	04/25/47	$ 546,250	$ 528,529
Fat Brands GFG Royalty, LLC, 144A, Series 2021-1-A-2	6.000%	07/25/51	1,000,000	965,024
Fat Brands Twin Peaks, LLC, 144A, Series 2021-1-B-2	9.000%	07/25/51	1,000,000	965,397
Focus Brands Funding, LLC, 144A, Series 2018-1-A-2	5.184%	10/30/48	482,500	475,020
HOA Funding, LLC, 144A, Series 2021-1-B	7.432%	08/20/51	1,250,000	1,084,724
NPR Finance Ltd., 144A, Series 2019-2-C-1	6.441%	11/19/49	819,643	741,331
Total Asset-Backed Securities (Cost $5,006,147)				$ 4,760,025

CORPORATE BONDS - 90.3%	Coupon	Maturity	Par Value	Value
Communications - 11.0%
Centerfield Media Parent, Inc., 144A	6.625%	08/01/26	$ 1,000,000	$ 880,128
Connect Finco SARL/U.S. Finco, LLC, 144A	6.750%	10/01/26	1,000,000	957,915
GrubHub Holdings, Inc., 144A	5.500%	07/01/27	1,200,000	975,000
Hughes Satellite Systems Corporation	6.625%	08/01/26	1,015,000	999,775
iHeartCommunications, Inc.	8.375%	05/01/27	1,000,000	934,000
Scripps Escrow, Inc., 144A	5.875%	07/15/27	1,000,000	944,000
Summer (BC) BidCo B, LLC, 144A	5.500%	10/31/26	1,200,000	1,117,200
Terrier Media Buyer, Inc, 144A	8.875%	12/15/27	1,000,000	906,490
Zayo Group Holdings, Inc., 144A	4.000%	03/01/27	1,000,000	872,350
				8,586,858
Consumer Discretionary - 12.6%
Arrow BidCo, LLC, 144A	9.500%	03/15/24	750,000	744,865
Carnival Corp., 144A	7.625%	03/01/26	500,000	469,380
Carvana Company, 144A	5.625%	10/01/25	1,000,000	878,700
Jaguar Land Rover Automotive plc, 144A	4.500%	10/01/27	1,000,000	805,949
Lucid Group, Inc.	1.250%	12/15/26	1,430,000	960,850
Merlin Entertainments plc, 144A	5.750%	06/15/26	968,000	922,020
NCL Corporation Ltd., 144A	3.625%	12/15/24	1,200,000	1,076,610
New Home Company, Inc. (The), 144A	7.250%	10/15/25	1,200,000	1,116,000
Sabre Global, Inc., 144A	7.375%	09/01/25	1,000,000	987,500
Washington Multifamily Acquisition I, 144A	5.750%	04/15/26	1,000,000	991,860
White Cap Parent, LLC, 144A (a)	8.250%	03/15/26	1,000,000	921,543
				9,875,277

OAKHURST SHORT DURATION HIGH YIELD CREDIT FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 90.3% (Continued)	Coupon	Maturity	Par Value	Value
Consumer Staples - 5.6%
Beyond Meat, Inc., CV	0.000%	03/15/27	$ 1,535,000	$ 600,051
Chobani, LLC, 144A	7.500%	04/15/25	1,002,000	944,876
Coty, Inc., 144A	6.500%	04/15/26	1,000,000	955,000
Energizer Holdings, Inc., 144A	6.500%	12/31/27	1,000,000	943,840
Tilray, Inc.	5.000%	10/01/23	1,000,000	944,834
				4,388,601
Energy - 6.9%
Antero Midstream Partners, L.P., 144A	5.750%	03/01/27	500,000	501,270
Ascent Resources Utica Holdings, LLC, 144A	7.000%	11/01/26	950,000	951,853
Crestwood Midstream Partners, L.P., 144A	5.625%	05/01/27	1,000,000	964,800
Howard Midstream Energy Partners, 144A	6.750%	01/15/27	1,000,000	959,426
New Fortress Energy, Inc., 144A	6.500%	09/30/26	1,200,000	1,166,160
Sunnova Energy Corporation, 144A	5.875%	09/01/26	1,000,000	897,850
				5,441,359
Financials - 14.5%
Acrisure, LLC, 144A	7.000%	11/15/25	944,000	915,680
BlackRock Capital Investment Corporation	5.000%	06/15/22	600,000	600,000
Castlelake Aviation Finance Company, 144A	5.000%	04/15/27	750,000	644,939
Enova International, Inc., 144A	8.500%	09/15/25	1,000,000	897,500
Finance of America Funding, LLC, 144A	7.875%	11/15/25	500,000	430,362
Fly Leasing Ltd., 144A	7.000%	10/15/24	1,000,000	826,340
Fortress Transportation and Infrastructure Investors, LLC, 144A	6.500%	10/01/25	1,012,000	989,230
Icahn Enterprises, L.P.	6.250%	05/15/26	800,000	805,161
INTL FCStone, Inc., 144A	8.625%	06/15/25	600,000	618,618
Jefferson Capital Holdings, LLC, 144A	6.000%	08/15/26	1,000,000	936,015
MBIA, Inc.	7.000%	12/15/25	500,000	500,250
Navient Corporation	6.750%	06/15/26	500,000	491,440
PennyMac Mortgage Investment Trust	5.500%	11/01/24	1,000,000	980,000
United Shore Financial Services, LLC, 144A	5.500%	11/15/25	1,000,000	945,000
World Acceptance Corporation, 144A	7.000%	11/01/26	1,000,000	772,500
				11,353,035
Health Care - 9.9%
Akumin, Inc., 144A	7.000%	11/01/25	1,200,000	979,572
Community Health Systems, Inc., 144A	5.625%	03/15/27	1,000,000	932,550
Global Medical Response, Inc., 144A	6.500%	10/01/25	987,000	947,520
Heartland Dental, LLC, 144A	8.500%	05/01/26	1,003,000	975,418
Prime Healthcare Services, Inc., 144A	7.250%	11/01/25	1,000,000	955,000
RP Escrow Issuer, LLC, 144A	5.250%	12/15/25	1,000,000	911,480

OAKHURST SHORT DURATION HIGH YIELD CREDIT FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 90.3% (Continued)	Coupon	Maturity	Par Value	Value
Health Care - 9.9% (Continued)
Surgery Center Holdings, Inc., 144A	6.750%	07/01/25	$ 991,000	$ 941,332
U.S. Acute Care Solutions, LLC, 144A	6.375%	03/01/26	1,210,000	1,148,055
				7,790,927
Industrials - 16.9%
Air Canada Pass-Through Certificates, 144A, Series 2015-1-B	3.875%	09/15/24	63,606	62,694
Air Canada Pass-Through Certificates, 144A, Series 2017-1-B	3.700%	01/15/26	906,565	866,925
Alta Equipment Group, Inc., 144A	5.625%	04/15/26	1,000,000	900,000
American Airlines Group Pass-Through Certificates, Series 2014-1-B	4.375%	04/01/24	1,216,793	1,216,394
American Airlines Group Pass-Through Certificates, Series 2017-1B-B	4.950%	08/15/26	897,200	852,581
Brundage-Bone Concrete Pumping, 144A	6.000%	02/01/26	1,000,000	848,598
Doric Nimrod Air Finance Alpha Ltd., 144A, Series 2012-1	5.125%	11/30/24	397,818	393,880
GardaWorld Security Corporation, 144A	4.625%	02/15/27	1,000,000	899,767
JPW Industries Holding Corporation, 144A	9.000%	10/01/24	1,000,000	982,000
PowerTeam Services, LLC, 144A	9.033%	12/04/25	1,175,000	928,250
Prime Security Services Borrower, LLC, 144A	5.750%	04/15/26	1,000,000	989,020
Promontoria Holding 264 B.V., 144A	7.875%	03/01/27	1,000,000	932,547
Sotheby's, 144A	4.875%	12/15/25	6,000	5,407
Stena AB, 144A	7.000%	02/01/24	500,000	490,992
Tutor Perini Corporation, 144A	6.875%	05/01/25	1,000,000	930,000
Uber Technologies, Inc., 144A	6.250%	01/15/28	1,000,000	1,006,310
Waste Pro USA, Inc., 144A	5.500%	02/15/26	1,000,000	900,000
				13,205,365
Materials - 3.6%
First Quantum Minerals Ltd., 144A	6.875%	03/01/26	1,000,000	1,003,250
Neon Holdings, Inc., 144A	10.125%	04/01/26	900,000	895,500
Taseko Mines Ltd., 144A	7.000%	02/15/26	1,000,000	957,841
				2,856,591
Real Estate - 4.0%
Brookfield Property Partners, L.P., 144A	5.750%	05/15/26	1,000,000	976,470
New Residential Investment Corporation, 144A	6.250%	10/15/25	700,000	658,458
Service Properties Trust	5.250%	02/15/26	750,000	639,302
WeWork Companies, Inc., 144A	7.875%	05/01/25	1,000,000	835,000
				3,109,230

OAKHURST SHORT DURATION HIGH YIELD CREDIT FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 90.3% (Continued)	Coupon	Maturity	Par Value	Value
Technology - 3.2%
CPI Cg, Inc., 144A	8.625%	03/15/26	$ 934,000	$ 891,896
LogMeIn, Inc., 144A	5.500%	09/01/27	1,000,000	800,830
MicroStrategy, Inc., CV	0.000%	02/15/27	1,500,000	824,250
				2,516,976
Utilities - 2.1%
Elwood Energy, LLC	8.159%	07/05/26	619,425	619,425
NSG Holdings, LLC, 144A	7.750%	12/15/25	995,765	995,765
				1,615,190

Total Corporate Bonds (Cost $77,637,757)				$ 70,739,409

MONEY MARKET FUNDS - 2.8%			Shares	Value
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Class, 0.55% (b) (Cost $2,193,517)			2,193,517	$ 2,193,517

Total Investments at Value - 99.2% (Cost $84,837,421)				$ 77,692,951

Other Assets in Excess of Liabilities - 0.8%				662,769

Net Assets - 100.0%				$ 78,355,720

144A -	Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $63,531,121 as of May 31, 2022, representing 81.1% of net assets.
CV -	Convertible security.

(a)	Payment-in-kind bond. The rate shown is the coupon rate of 8.25% and the payment-in-kind rate is 0.75%.
(b)	The rate shown is the 7-day effective yield as of May 31, 2022.